INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Non-capital losses that may be applied against future taxable income	$ 7,900,000
Statutory income tax rate	27.00%	27.00%	27.00%